Shareholder Report, Average Annual Return (Details) 74200005400_Franklin Emerging Market Debt Opportunities Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	17.30%	7.82%	6.83%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
JP Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	8.81%	2.20%	3.38%
JP Morgan EMBI Global Diversified ex-GCC Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified ex-GCC Index
Average Annual Return, Percent	10.04%	2.38%	3.37%
JP Morgan GBI-EM Broad Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Broad Diversified Index
Average Annual Return, Percent	8.98%	2.89%	3.23%
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
Average Annual Return, Percent	4.31%	1.28%	3.16%